Investment in securities - Continuous Unrealized Loss Position (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Available-for-sale securities with unrealized losses
Available-for-sale securities with unrealized losses, Less than 12 months, Fair value	$ 120,614	$ 382,502
Available-for-sale securities with unrealized losses, Less than 12 months, Gross unrealized losses	(279)	(1,817)
Available-for-sale securities with unrealized losses,12 months or more, Fair value	35,574	521,390
Available-for-sale securities with unrealized losses,12 months or more, Gross unrealized losses	(761)	(5,726)
Available-for-sale securities with unrealized losses, Total fair value	156,188	903,892
Available-for-sale securities with unrealized losses, Total gross unrealized losses	(1,040)	(7,543)
Held-to-maturity securities with unrealized losses, Less than 12 months, Fair Value	36,079	47,038
Held-to-maturity securities with unrealized losses, Less than 12 months, Gross unrealized losses	(141)	(214)
Held-to-maturity securities with unrealized losses, 12 months or more, Fair value	0	46,411
Held-to-maturity securities with unrealized losses, 12 months or more, Gross unrealized losses	0	(276)
Held-to-maturity securities with unrealized losses, Total fair value	36,079	93,449
Held-to-maturity securities with unrealized losses, Total gross unrealized losses	(141)	(490)
US government and federal agencies
Available-for-sale securities with unrealized losses
Available-for-sale securities with unrealized losses, Less than 12 months, Fair value	120,599	376,262
Available-for-sale securities with unrealized losses, Less than 12 months, Gross unrealized losses	(279)	(1,786)
Available-for-sale securities with unrealized losses,12 months or more, Fair value	236	435,999
Available-for-sale securities with unrealized losses,12 months or more, Gross unrealized losses	(27)	(4,556)
Available-for-sale securities with unrealized losses, Total fair value	120,835	812,261
Available-for-sale securities with unrealized losses, Total gross unrealized losses	(306)	(6,342)
Non-US governments debt securities
Available-for-sale securities with unrealized losses
Available-for-sale securities with unrealized losses, Less than 12 months, Fair value	15	202
Available-for-sale securities with unrealized losses, Less than 12 months, Gross unrealized losses	0	(1)
Available-for-sale securities with unrealized losses,12 months or more, Fair value	22,393	22,246
Available-for-sale securities with unrealized losses,12 months or more, Gross unrealized losses	(389)	(523)
Available-for-sale securities with unrealized losses, Total fair value	22,408	22,448
Available-for-sale securities with unrealized losses, Total gross unrealized losses	(389)	(524)
Asset-backed securities - Student loans
Available-for-sale securities with unrealized losses
Available-for-sale securities with unrealized losses, Less than 12 months, Fair value	0	0
Available-for-sale securities with unrealized losses, Less than 12 months, Gross unrealized losses	0	0
Available-for-sale securities with unrealized losses,12 months or more, Fair value	12,945	12,891
Available-for-sale securities with unrealized losses,12 months or more, Gross unrealized losses	(345)	(399)
Available-for-sale securities with unrealized losses, Total fair value	12,945	12,891
Available-for-sale securities with unrealized losses, Total gross unrealized losses	$ (345)	(399)
Residential mortgage-backed securities
Available-for-sale securities with unrealized losses
Available-for-sale securities with unrealized losses, Less than 12 months, Fair value		6,038
Available-for-sale securities with unrealized losses, Less than 12 months, Gross unrealized losses		(30)
Available-for-sale securities with unrealized losses,12 months or more, Fair value		50,254
Available-for-sale securities with unrealized losses,12 months or more, Gross unrealized losses		(248)
Available-for-sale securities with unrealized losses, Total fair value		56,292
Available-for-sale securities with unrealized losses, Total gross unrealized losses		$ (278)